Total
Aspiriant Risk-Managed Municipal Bond Fund
FUND SUMMARY Aspiriant Risk-Managed Municipal Bond Fund
Investment Objective

The Aspiriant Risk-Managed Municipal Bond Fund (the "Fund" or "Municipal Bond Fund") seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aspiriant Risk-Managed Municipal Bond Fund Aspiriant Risk-Managed Municipal Bond Fund Shares
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.13%	[1]
Total Annual Operating Expenses	0.58%
Fee Waivers	(0.13%)	[2]
Total Annual Operating Expenses After Fee Waivers	0.45%
[1]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver in this table may not correlate to the gross and net ratios of expenses to average net assets provided in the Financial Highlights section of this prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% and administrative services fee from 0.10% to 0.03% through June 30, 2021. Each arrangement may be terminated only by the Trust's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares | USD ($)	46	173	311	713

Portfolio Turnover

The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, under normal market conditions, the Municipal Bond Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam), which may include a focus on the California municipal securities market. The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax applicable to non-corporate shareholders. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund's sub-advisers. High yield securities are commonly referred to as junk bonds and are considered speculative.

The Fund also invests in investment grade municipal and other securities, preferred securities, taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, for hedging purposes, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund's investments in inverse floaters are designed to increase the Fund's income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds' price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund's total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-advisers use a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-advisers' allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-advisers may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

The Adviser may change the Fund's exposures from time-to-time, which in turn results in higher or lower levels of risk. In managing the Fund's exposures, the Adviser considers a number of economic factors including valuation levels of publicly traded securities. For example, the Fund's exposure to investment grade securities and high yield securities will vary depending on the market environment. In addition to varying its exposures, the Fund may also hold certain derivative positions intended to increase or decrease the risk of the Fund. For example, the Fund may enter into an interest rate swap designed to increase or decrease its sensitivity to prevailing interest rate levels.

Principal Risks

Because the value of your investment in the Municipal Bond Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Counterparty Risk: Transactions involving a counterparty or third party (other than the issuer of the instrument) are subject to the counterparty's or third party's credit risk and ability to perform in accordance with the terms of the transaction.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund's credit risks are greater than those of funds that buy only investment grade securities.

Defaulted Securities Risk: The risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

Derivatives Risk: The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the asset, index, rate, instrument or economic measure underlying a derivative, due to failure of a counterparty, or due to tax or regulatory constraints. In addition, the successful use of derivatives depends in part on the future price fluctuations and the degree of correlation between the underlying securities. Unusual market conditions or the lack of a ready market for any particular derivative at a specific time may reduce the effectiveness of the Fund's derivate strategies and, for these and other reasons, the Fund's derivative strategies may not reduce the Fund's volatility to the extent desired. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. As a result, the loss on derivative transactions may substantially exceed the initial investment. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded "over the counter" also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default).

Extension Risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as "junk" bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Illiquid Investments Risk: The risk that the Fund may not be able to sell a security in a timely manner at a desired price.

Income Risk: The Fund's income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Management and Operational Risk: The Fund runs the risk that investment techniques will fail to produce desired results. The Fund also runs the risk that the assessment of an investment (including a company's fundamental fair (or intrinsic) value) may be wrong or that deficiencies in adviser's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund's operations.

Market Risk: Market risk is the risk that returns from the securities in which a fund invests will underperform returns from the general securities markets or other types of securities. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund may invest significantly in municipal bonds from California and may invest in municipal bonds from U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations. California's credit rating is among the worst of any state in the country and certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment Risk: The risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security's maturity. In times of declining interest rates, there is a greater likelihood that a fund's higher yielding securities will be pre-paid with the fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a fund.

Restricted Securities Risk: A fund may hold securities that are restricted as to resale under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may prevent a fund from disposing of them promptly at reasonable prices or at all. A fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

Tax Risk: Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers.

Underlying Fund Risk: The actual cost of investing in a mutual fund that invests in other investment companies and pooled investment vehicles may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. The Fund will bear its pro rata portion of the expenses of the Underlying Funds in addition to its own direct expenses. By investing in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds' investments. The Fund's investment performance is directly tied to the performance of the Underlying Funds and other investments in which the Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, or otherwise performs poorly, the Fund's performance could be negatively affected. With respect to an Underlying Fund whose shares trade on an exchange (for example, an exchange-traded fund), its shares may trade below their net asset value or at a discount, which may adversely affect the Fund's performance. The Fund's investments in unaffiliated limited partnerships, including hedge funds, may be illiquid. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

Principal Risks of Underlying Funds

Below is a summary of the principal risks of investing in the Municipal Bond Fund as a result of its investments in the Underlying Funds. References in this section to a "fund" are to the Underlying Funds in which the Fund may invest and references to investments and securities are to those held directly by the Underlying Funds.

Short Sale Risk: The risk that the price of a security sold short will increase in value between the time of the short sale and the time a fund must purchase the security to return it to the lender. The fund's potential loss on a short sale could theoretically be unlimited in a case where the fund is unable, for any reason, to close out its short position.

Performance Information

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and how the Fund's average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On July 1, 2015, simultaneous with the commencement of the Fund's investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the "Private Fund"), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below prior to July 1, 2015 is that of the Private Fund. The performance information for the Private Fund reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Calendar Year Total Returns*

* Year-to-date total return as of March 31, 2020 was (1.41%).
Best Quarter:	5.02% March 31, 2014
Worst Quarter:	(4.72%) December 31, 2010

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Aspiriant Risk-Managed Municipal Bond Fund	1 Year	5 Years	10 Years
Aspiriant Risk-Managed Municipal Bond Fund Shares	7.68%	3.69%	5.46%
Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions	7.68%	3.68%	5.45%
Aspiriant Risk-Managed Municipal Bond Fund Shares | After Taxes on Distributions and Sales	6.03%	3.49%	4.72%
Bloomberg Barclays Municipal Bond Index (reflects no deduction of fees, expenses or taxes)	7.54%	3.53%	4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.